Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Business segment information
Net revenue		¥ 4,082,300	¥ 4,054,600	¥ 3,799,100
Net interest income		2,004,094	2,242,799	2,295,398
Operating expenses		2,833,700	2,879,600	2,726,800
Operating profit (loss)		1,248,600	1,175,000	1,072,300
BK and TB [Member]
Business segment information
Net revenue	[1]	1,882,800	1,878,200	1,861,000
Net interest income		976,400	930,300	1,145,200
Net fees		606,300	605,400	620,900
Other		300,100	342,500	94,900
Other than BK and TB [Member]
Business segment information
Net revenue		2,199,500	2,176,400	1,938,100
Operating Segments [Member] | Customer Business [Member]
Business segment information
Net revenue		3,452,300	3,498,800	3,374,500
Operating expenses		2,438,600	2,517,100	2,397,700
Operating profit (loss)		1,013,700	981,700	976,800
Operating Segments [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	1,463,400	1,527,000	1,526,900
Net interest income		729,200	754,400	753,300
Net fees		677,400	675,300	683,900
Other		56,800	97,300	89,700
Operating Segments [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		1,988,900	1,971,800	1,847,600
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		1,389,400	1,485,500	1,502,500
Operating expenses		1,130,400	1,195,900	1,220,900
Operating profit (loss)		259,000	289,600	281,600
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	645,100	706,600	718,900
Net interest income		405,200	444,400	458,200
Net fees		216,400	231,800	229,800
Other		23,500	30,400	30,900
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		744,300	778,900	783,600
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		559,900	572,700	569,600
Operating expenses		319,300	324,400	319,500
Operating profit (loss)		240,600	248,300	250,100
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	448,800	439,100	436,900
Net interest income		183,800	185,700	175,800
Net fees		216,800	203,200	202,900
Other		48,200	50,200	58,200
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		111,100	133,600	132,700
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		426,300	402,200	417,400
Operating expenses		269,800	260,800	254,900
Operating profit (loss)		156,500	141,400	162,500
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	269,300	287,100	279,200
Net interest income		133,200	121,400	120,600
Net fees		150,200	148,100	158,000
Other		(14,100)	17,600	600
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		157,000	115,100	138,200
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		783,200	795,400	682,000
Operating expenses		509,000	564,300	477,800
Operating profit (loss)		274,200	231,100	204,200
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	800	(400)	(1,300)
Net interest income		1,500	400	(1,300)
Net fees
Other		(700)	(800)
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		782,400	795,800	683,300
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		293,500	243,000	203,000
Operating expenses		210,100	171,700	124,600
Operating profit (loss)		83,400	71,300	78,400
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	99,400	94,600	93,200
Net interest income		5,500	2,500
Net fees		94,000	92,200	93,200
Other		(100)	(100)
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		194,100	148,400	109,800
Operating Segments [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		634,800	536,000	436,000
Operating expenses		234,000	233,200	226,000
Operating profit (loss)		400,800	302,800	210,000
Operating Segments [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	389,000	319,300	259,800
Net interest income		213,100	129,500	201,100
Net fees		(4,300)	(14,800)	(16,600)
Other		180,200	204,600	75,300
Operating Segments [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		245,800	216,700	176,200
Business Segment, Other [Member]
Business segment information
Net revenue		(4,800)	19,800	(11,400)
Operating expenses		161,100	129,300	103,100
Operating profit (loss)		(165,900)	(109,500)	(114,500)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[1]	30,400	31,900	74,300
Net interest income		34,100	46,400	190,800
Net fees		(66,800)	(55,100)	(46,400)
Other		63,100	40,600	(70,100)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (35,200)	¥ (12,100)	¥ (85,700)

[1]	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.